Employee benefits expense - Summary of Employee Benefits Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Classes of employee benefits expense [abstract]
Salaries, wages and bonus	₨ 2,227	$ 27	₨ 1,840	₨ 949
Contribution to provident and other funds	102	1	88	50
Share based payments (refer Note 43)	1,966	24	2,410	203
Gratuity expense (refer Note 41)	28	0	31	15
Staff welfare expenses	90	1	132	42
Total	₨ 4,413	$ 54	₨ 4,501	₨ 1,259